Schedule II - Valuation And Qualifying Accounts (Details) - Allowance For Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (14,728)	$ (12,590)	$ (10,892)
(CHARGED) CREDITED TO COSTS AND EXPENSES	(14,435)	(13,079)	(10,690)
(CHARGED) CREDITED TO OTHER ACCOUNTS	(1,169)	(840)	(1,318)
DEDUCTIONS	17,088	11,781	10,310
BALANCE AT END OF PERIOD	$ (13,244)	$ (14,728)	$ (12,590)